Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Common Share
Earnings Per Common Share
GAAP requires the reporting of basic and diluted earnings per common share. Basic earnings per common share excludes any dilutive effects of options, warrants and convertible securities.

The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2012	2011	2010
Numerator:
Net income available to common shareholders	$75,205	$76,284	$52,294
Denominator:
Basic earnings per common share:
Weighted-average shares	15,407,078	15,400,155	15,152,692
Effect of dilutive securities – stock options and warrants	1,063	1,291	3,043
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,408,141	15,401,446	15,155,735
Earnings per common share:
Basic earnings per common share	$4.88	$4.95	$3.45
Diluted earnings per common share	$4.88	$4.95	$3.45

As of December 31, 2011, options to purchase 74,020 common shares were outstanding under Park’s 2005 Plan. All options had expired as of December 31, 2012. A warrant to purchase 227,376 common shares was outstanding at December 31, 2011 as a result of Park’s participation in the U.S. Treasury Capital Purchase Program ("CPP"). Park repurchased the CPP warrant on May 2, 2012. In addition, warrants to purchase an aggregate of 71,984 common shares were outstanding at December 31, 2010 as a result of the issuance of common shares and warrants to purchase common shares on December 10, 2010 (the "December 2010 Warrants"). The December 2010 Warrants expired in 2011, with no warrants being exercised, but have been considered in the 2011 diluted earnings per share calculation.

The common shares represented by the options and the December 2010 Warrants for the twelve months ended December 31, 2012 and 2011, totaling a weighted average of 63,308 and 126,292, respectively, were not included in the computation of diluted earnings per common share because the respective exercise prices exceeded the market value of the underlying common shares such that their inclusion would have had an anti-dilutive effect. The warrant to purchase 227,376 common shares issued under the CPP was included in the computation of diluted earnings per common share for the year ended December 31, 2012 and 2011, as the dilutive effect of this warrant was 1,063 and 1,291 common shares for the twelve month periods ended December 31, 2012 and December 31, 2011, respectively. The exercise price of the CPP warrant to purchase 227,376 common shares was $65.97.